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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000 Check here if Amendment [ ]; Amendment Number:
                                                    -----------------------

                        This Amendment (Check only one.):
                        [_]     is a restatement.
                        [_]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
----------------------------------------------------------------------
[Signature]

New York, New York
----------------------------------------------------------------------
[City, State]

November 14, 2000
----------------------------------------------------------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         36

Form 13F Information Table Value Total:

         $273,961 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


Name of Institutional Investment Manager:                      Chatterjee Fund Management
Form:                                                          13F
13F File Number:                                               28-7214
Report for the Quarter Ended:                                  September 30, 2000


                                                                                    Investment Discretion           Voting Authority
                                                                                   ---------------------------      ----------------
                                                                      Fair Market Value         Shared   Shared-
Issuer                             Title of  Cusip Number  Shares      (in thousands) Sole      Instr V  Other     Sole Shared None
                                   Class
------------------------------------------------------------------------------------------------------------------------------------

Answerthink Inc.                   COM        036916104      16,360      $266         X                             X

Alliance Pharmaceutical Corp       COM        018773101      38,000      $580         X                             X

Aspect Communications Corp         COM        04523Q102      75,000    $1,547         X                             X

Bigstar Entertainment Inc.         COM         89896104      13,580        $7         X                             X

Biopure Corp                       COM         09065H105     10,000      $181         X                             X

BMC Software Inc.                  COM        055921100     272,896    $5,219         X                             X

Cadence Design Systems Inc.        COM         127387108    100,000    $2,569         X                             X

CCC Information Svcs Group Inc     COM         12487Q109    895,200   $11,437         X                             X

Commerce One Inc                   COM         200693109    244,900   $19,225         X                             X

Computer Assoc Intl Inc            COM         204912109    268,336    $6,792         X                             X

Compuware Corp                     COM         205638109     50,000      $419         X                             X

Exodus Communications Inc          COM         302088109     27,616    $1,364         X                             X

Grey Wolf Inc                      COM         397888108  1,005,000    $5,779         X                             X

I2 Technologies Inc                COM         465754109     10,000    $1,871         X                             X

Ikon Office Solutions Inc          COM         451713101      6,365       $25         X                             X

Iluminet Holdings Inc.             COM         452334105     37,372    $1,037         X                             X

Infousa Inc.                       COM         456818301    300,000    $1,500         X                             X

Infospace Inc.                     COM         45678T102      2,941       $89         X                             X

Interwoven Inc.                    COM         46114T102     37,406    $4,229         X                             X

Lynx Therapeutics Inc.             COM         551812308      9,679      $303         X                             X

M Power Communications Inc.        COM         62473J106     64,286      $560         X                             X


                                                                                    Investment Discretion           Voting Authority
                                                                                   ---------------------------      ----------------
                                                                     Fair Market Value            Shared  Shared-
Issuer                             Title of  Cusip Number  Shares      (in thousands) Sole        Instr V Other     Sole Shared None
                                   Class
------------------------------------------------------------------------------------------------------------------------------------

Objective Sys Integrators Inc      COM         674424106    181,819    $1,580                             X                     X

PE Biosystem Group                 COM         69332S102    360,168   $41,960         X                             X

PE Celera Genamic's Group          COM         69332S201    409,042   $40,751         X                             X

Primus Telecommunications Grp      COM         741929103    140,630    $1,336                             X                     X

PSINET Inc.                        COM         74437C101     60,000      $578         X                             X

RCN Corp                           COM         749361101     21,055      $437         X                             X

Selectia                           COM         816288104    829,039   $33,058         X                             X

Sensormatic Electrs Corp           COM         817265101    253,128   $31,056         X                             X

Sepracor Inc                       COM         817315104    228,100    $3,422         X                             X

Software Spectrum Inc              COM         833960107     41,640      $411         X                             X

Sybase Inc                         COM         871130100  1,131,300   $26,020         X                             X

Tripos Inc                         COM         896928108     43,433    $1,249         X                             X

Promotions.com, Inc.               COM         74341U106    166,667      $271         X                             X

Webvan Group Inc                   COM         94845V103    100,000      $231         X                             X

Voicestream Wireless Corp          COM         928615953    229,241   $26,606         X                             X


                                                               ----------------
                                                                $     273,961
                                                               ================
